Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Schedule of Ordinary Share Capital	Ordinary share capital (with no par value) is composed as follows:
	June 30, 2025		December 31, 2024
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	107,800,000	15,654,129	107,800,000	10,190,904

Schedule of Black-Scholes Option Pricing Model Assumptions Used to Value

The Black-Scholes option pricing model assumptions used to value the warrants at the grant date are presented in the following table:

Dividend yield (%)	0
Expected volatility (%)	117.40-134.00
Risk-free interest rate (%)	4.36-5.08
Expected term (in years)	0.68-2.00

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2025:

Dividend yield (%)	0
Expected volatility (%)	102.97-104.83
Risk-free interest rate (%)	3.9-4.14
Expected term (in years)	5.8-6.1

The Black-Scholes option pricing model assumptions used to value the employee milestone-based options at the grant dates are presented in the following table for the six-month period ended June 30, 2025:

Dividend yield (%)	0
Expected volatility (%)	98.88-104.83
Risk-free interest rate (%)	3.83-4.43
Expected term (in years)	5.3-5.7

Schedule of Options to Employees Under the Company’s Option Plan

A summary of the status of options to employees and non-employees, including directors, under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2025, and changes during the period then ended are presented below (unaudited):

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	1,814,551	$6.65	$-	9.14
Granted	1,091,740	$2.67
Forfeited	(17,098)	$5.87
Expired	(3,000)	$4.64

Outstanding at end of period	2,886,193	$8.88	$942	9.13

Exercisable options	581,607	$29.56	$47	8.38

Vested and expected to vest	2,886,193	$8.88	$942	9.13

Schedule of Share-Based Compensation Expense

The total share-based compensation expense recognized by the Company’s departments:

	Six Months Ended June 30,
	2025	2024

Research and development	$1,080	$849
Marketing and business development	410	144
General and administrative	1,385	447

	$2,875	$1,440

Schedule of Warrants Exercisable Into Ordinary Shares

As of June 30, 2025, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2025, were as follows (unaudited):

Grant date	Warrants outstanding as of June 30, 2025	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2025	Exercisable through

April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	1,181,191	$5.50	1,181,191	January 2026 *)
August 2024	1,676,588	$3.61	1,676,588	August 2026 *)
August 2024	40,000	$3.61	40,000	August 2031
December 2024	593,351	$0.0001	593,351	No maturity date *)
June 2025	7,626,514	$4.50	7,626,514	June 2027 *)

	11,124,135		11,124,135

*) See Note 5c.